Stock Compensation Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Compensation Plans

2. Stock-Based Compensation

Equity Incentive Plan. Lamar Advertising’s 1996 Equity Incentive Plan, as amended (the “Incentive Plan”) has reserved 15.5 million shares of Class A common stock for issuance to directors and employees, including shares underlying granted options and common stock reserved for issuance under its performance-based incentive program. Options granted under the plan expire ten years from the grant date with vesting terms ranging from three to five years and include 1) options that vest in one-fifth increments beginning on the grant date and continuing on each of the first four anniversaries of the grant date and 2) options that cliff-vest on the fifth anniversary of the grant date. All grants are made at fair market value based on the closing price of our Class A common stock as reported on the NASDAQ Global Select Market on the date of grant.

We use a Black-Scholes-Merton option pricing model to estimate the fair value of share-based awards. The Black-Scholes-Merton option pricing model incorporates various and highly subjective assumptions, including expected term and expected volatility. The Company granted options for an aggregate of 14,000 shares of its Class A common stock during the three months ended March 31, 2014.

Stock Purchase Plan. In 2009 our Board of Directors adopted a new employee stock purchase plan, the 2009 Employee Stock Purchase Plan or 2009 ESPP, which was approved by our shareholders on May 28, 2009. The 2009 ESPP reserved 588,154 shares of Class A common stock for issuance to our employees, which included 88,154 shares of Class A common stock that had been available for issuance under our 2000 Employee Stock Purchase Plan or 2000 ESPP. The 2000 ESPP was terminated following the issuance of all shares that were subject to the offer that commenced under the 2000 ESPP on January 1, 2009 and ended June 30, 2009. The terms of the 2009 ESPP are substantially the same as the 2000 ESPP.

The number of shares of Class A common stock available under the 2009 ESPP was automatically increased by 80,209 shares on January 1, 2014 pursuant to the automatic increase provisions of the 2009 ESPP.

The following is a summary of 2009 ESPP share activity for the period ended March 31, 2014:

Shares
Available for future purchases, January 1, 2014	327,689
Additional shares reserved under 2009 ESPP	80,209
Purchases	(29,590)

Available for future purchases, March 31, 2014	378,308

Performance-based compensation. Unrestricted shares of our Class A common stock may be awarded to key officers, employees and directors under our 1996 Equity Incentive Plan. The number of shares to be issued, if any, will be dependent on the level of achievement of performance measures for key officers and employees, as determined by the Company’s Compensation Committee based on our 2014 results. Any shares issued based on the achievement of performance goals will be issued in the first quarter of 2015. The shares subject to these awards can range from a minimum of 0% to a maximum of 100% of the target number of shares depending on the level at which the goals are attained. For the three months ended March 31, 2014, the Company has recorded $1,423 as non-cash compensation expense related to performance based awards. In addition, each non-employee director automatically receives upon election or re-election a restricted stock award of our Class A common stock. The awards vest 50% on grant date and 50% on the last day of each director’s one-year term. The Company recorded $31 as non-cash compensation expense related to these non-employee director awards for the three months ended March 31, 2014.

(14) Stock Compensation Plans

Equity Incentive Plan. Lamar’s 1996 Equity Incentive Plan, as amended, (the “Incentive Plan”) has reserved 15.5 million shares of common stock for issuance to directors and employees, including options granted and common stock reserved for issuance under its performance-based incentive program. Options granted under the plan expire ten years from the grant date with vesting terms ranging from three to five years which primarily includes 1) options that vest in one-fifth increments beginning on the grant date and continuing on each of the first four anniversaries of the grant date and 2) options that cliff-vest on the fifth anniversary of the grant date. All grants are made at fair market value based on the closing price of our Class A common stock as reported on the NASDAQ Global Select Market on the date of grant.

In May 2013, the Incentive Plan was amended to increase the number of shares available by 2.5 million shares. In February 2013, the plan was amended to eliminate the provision that limited the amount of Class A Common Stock, including shares retained from an award, that could be withheld to satisfy tax withholding obligations to the minimum tax obligations required by law (except with respect to option awards). In accordance with ASC 718, the Company is required to classify the awards affected by the amendment as liability-classified awards at fair value each period prior to their settlement. As of December 31, 2013, the Company recorded a liability, in accrued expenses, of $6,757 related to its equity incentive awards affected by this amendment.

We use a Black-Scholes-Merton option pricing model to estimate the fair value of share-based awards. The Black-Scholes-Merton option pricing model incorporates various highly subjective assumptions, including expected term and expected volatility. We have reviewed our historical pattern of option exercises and have determined that meaningful differences in option exercise activity existed among vesting schedules. Therefore, for all stock options granted after January 1, 2006, we have categorized these awards into two groups of vesting 1) 5-year cliff vest and 2) 4-year graded vest, for valuation purposes. We have determined there were no meaningful differences in employee activity under our ESPP due to the nature of the plan.

We estimate the expected term of options granted using an implied life derived from the results of a hypothetical mid-point settlement scenario, which incorporates our historical exercise, expiration and post-vesting employment termination patterns, while accommodating for partial life cycle effects. We believe these estimates will approximate future behavior.

We estimate the expected volatility of our Class A common stock at the grant date using a blend of 75% historical volatility of our Class A common stock and 25% implied volatility of publicly traded options with maturities greater than six months on our Class A common stock as of the option grant date. Our decision to use a blend of historical and implied volatility was based upon the volume of actively traded options on our common stock and our belief that historical volatility alone may not be completely representative of future stock price trends.

Our risk-free interest rate assumption is determined using the Federal Reserve nominal rates for U.S. Treasury zero-coupon bonds with maturities similar to those of the expected term of the award being valued. We assumed an expected dividend yield of zero since the Company has historically not paid dividends on Class A common stock, except for special dividends in 2007.

We estimate option forfeitures at the time of grant and periodically revise those estimates in subsequent periods if actual forfeitures differ from those estimates. We record stock-based compensation expense only for those awards expected to vest using an estimated forfeiture rate based on our historical forfeiture data.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used:

Grant Year	Dividend Yield	Expected Volatility	Risk Free Interest Rate	Expected Lives
2013	0%	51%	1%	6
2012	0%	52%	2%	5
2011	0%	52%	2%	5

Information regarding the 1996 Plan for the year ended December 31, 2013 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding, beginning of year	2,124,886	$22.36
Granted	1,807,000	42.31
Exercised	(682,263)	24.90
Canceled	(17,200)	38.73

Outstanding, end of year	3,232,423	$32.89	7.37

Exercisable at end of year	1,737,823	$25.16	5.95

At December 31, 2013 there was $24,107 of unrecognized compensation cost related to stock options granted which is expected to be recognized over a weighted-average period of 2.00 years.

Shares available for future stock option and restricted share grants to employees and directors under existing plans were 2,797,768 at December 31, 2013. The aggregate intrinsic value of options outstanding as of December 31, 2013 was $62,609, and the aggregate intrinsic value of options exercisable was $47,085. Total intrinsic value of options exercised was $15,362 for the year ended December 31, 2013.

Stock Purchase Plan. In 2009 our board of directors adopted a new employee stock purchase plan, the 2009 Employee Stock Purchase Plan or 2009 ESPP, which was approved by our shareholders on May 28, 2009. The 2009 ESPP reserved 588,154 shares of Class A common stock for issuance to our employees, which included 88,154 shares of Class A common stock that had been available for issuance under our 2000 Employee Stock Purchase Plan or 2000 ESPP. The 2000 ESPP was terminated following the issuance of all shares that were subject to the offer that commenced under the 2000 ESPP on January 1, 2009 and ended June 30, 2009. The terms of the 2009 ESPP are substantially the same as the 2000 ESPP.

The number of shares of Class A common stock available under the 2009 ESPP was automatically increased by 78,963 shares on January 1, 2013 pursuant to the automatic increase provisions of the 2009 ESPP.

The following is a summary of 2009 ESPP share activity for the year ended December 31, 2013:

Shares
Available for future purchases, January 1, 2013	358,950
Additional shares reserved under 2009 ESPP	78,963
Purchases	(110,224)

Available for future purchases, December 31, 2013	327,689

Performance-based compensation. Unrestricted shares of our Class A common stock may be awarded to key officers and employees under our 1996 Plan based on certain Company performance measures for fiscal 2013. The number of shares to be issued; if any, are dependent on the level of achievement of these performance measures as determined by the Company’s Compensation Committee based on our 2013 results and were issued in the first quarter of 2014. The shares subject to these awards can range from a minimum of 0% to a maximum of 100% of the target number of shares depending on the level at which the goals are attained. Based on the Company’s performance measures achieved through December 31, 2013, the Company has accrued $7,231 as compensation expense related to these agreements.